Goodwill - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill, beginning balance	€ 43,391	€ 43,158	€ 44,155
Impairment			(1,175)
Currency translation	(230)	233	178
Goodwill, ending balance	43,161	43,391	43,158
Gross carrying amount
Goodwill
Goodwill, beginning balance	46,213	45,980	45,802
Currency translation	(230)	233	178
Goodwill, ending balance	45,983	46,213	45,980
Accumulated impairment
Goodwill
Goodwill, beginning balance	(2,823)	(2,823)	(1,648)
Impairment			(1,175)
Goodwill, ending balance	€ (2,823)	€ (2,823)	€ (2,823)